RELATED PARTY TRANSACTIONS - Accounts payable to affiliated corporations (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTY TRANSACTIONS
Total payables	$ 41,506	$ 54,675
Parent
RELATED PARTY TRANSACTIONS
Accounts payable	11,147	36,028
Interest payable	4,982
Corporations under common control
RELATED PARTY TRANSACTIONS
Accounts payable	$ 25,377	$ 18,647